PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Income Tax Disclosure [Abstract]
Balance at Beginning of Period	$ (91,748,223)	$ (11,160,195)
Recognized in Profit or Loss	64,976,314	26,183,289
Recognized in Property, Plant & Equipment and Intangible Assets	(15,586,467)	(88,625,236)
Recognized in Goodwill	(3,428,210)	(11,776,956)
Recognized in Equity	(11,110,166)	(7,407,693)
Recognized in Retained Earnings		1,038,568
Balance at End of Period	$ (56,896,752)	$ (91,748,223)